Income Taxes (Details 1) - CAD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Deferred tax assets	$ 27,898	$ 26,221	$ 25,354
Non-capital loss carry forwards [Member]
Deferred tax assets	12,169	11,392	10,942
Capital losses [Member]
Deferred tax assets	631	1,260	0
Investment tax credits [Member]
Deferred tax assets	1,651	1,651	1,651
Marketable securities [Member]
Deferred tax assets	0	0	1,258
Plant and equipment [Member]
Deferred tax assets	469	448	433
Resource interests [Member]
Deferred tax assets	12,222	10,599	10,294
Other temporary differences [member]
Deferred tax assets	$ 756	$ 871	$ 776